Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Net book value of trade receivables in the opening balance	€ 5,175	€ 4,964	€ 4,876
Business related variations	65	267	(87)
Changes in the scope of consolidation	90	6	78
Translation adjustment	(12)	(33)	(122)
Reclassifications and other items	(1)	(29)	219
Reclassification to assets held for sale	0	0	0
Net book value of trade receivables in the closing balance	5,295	5,175	€ 4,964
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Net book value of trade receivables in the opening balance	(22)
Net book value of trade receivables in the closing balance		(22)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Net book value of trade receivables in the opening balance	€ 5,175
Net book value of trade receivables in the closing balance		€ 5,175